Loans and Debentures (Debentures) (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2021 ILS (₪)	Sep. 30, 2021 USD ($)	Oct. 31, 2020 ILS (₪)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2017 ILS (₪)	May 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Equity								$ 711,788	$ 2,280,286			$ 1,276,008			$ 715,718
Redemption amount of debentures						$ 637,836	$ 123,554
Payments for debt issue costs						4,991	8,556	1,833
Proceeds from issuance of debentures						262,750	$ 280,874	$ 0
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					55.00%				55.00%		55.00%	55.00%
OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					20.00%				20.00%		17.00%	17.00%
EBITDA Ratio											11.00%	11.00%
OPC [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					30.00%				30.00%		27.00%	27.00%
EBITDA Ratio											13.00%	13.00%
Bonds (Series A) [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																	$ 85,000
Borrowings, interest rate																4.95%	4.95%
Bonds (Series A) [Member] | OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪																₪ 320
Series B debentures [Member]
Disclosure of detailed information about borrowings [line items]
Face amount														$ 113,000
Reserve account released													$ 19,000
Redemption amount of debentures				$ 92,000
Payments for debt issue costs				12,000
Series B debentures [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Reserve account released | ₪			₪ 67
Redemption amount of debentures | ₪			313
Payments for debt issue costs | ₪			41
Series B debentures [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount												$ 162,000
Borrowings, interest rate											7.30%	7.30%		2.75%
Equity									$ 730,000			$ 730,000
Payments for debt issue costs				2,000
Debentures amount														$ 111,000
Proceeds from issuance of debentures				$ 171,000
Series B debentures [Member] | OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity | ₪					₪ 250
Series B debentures [Member] | OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪											₪ 556
Equity | ₪					2,270						₪ 2,270
Payments for debt issue costs | ₪			7
Proceeds from issuance of debentures | ₪			₪ 584
Equity held for distribution | ₪					₪ 350
Series C Debentures [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount										$ 266,000
Borrowings, interest rate	2.50%									2.50%
Payments for debt issue costs		$ 3,000
EBITDA Ratio					7.30%				7.30%
Series C Debentures [Member] | OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					17.00%				17.00%
EBITDA Ratio					11.00%				11.00%
Series C Debentures [Member] | OPC [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					37.00%				37.00%
EBITDA Ratio					13.00%				13.00%
Series C Debentures [Member] | OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪	₪ 851
Payments for debt issue costs | ₪	₪ 9
Series C Debentures [Member] | OPC [Member] | NIS | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity held for distribution | ₪					₪ 1,000
Series C Debentures [Member] | OPC [Member] | NIS | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity held for distribution						$ 1,400,000